Note 17 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
17.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2012	2013
Accrued bonus	$2,026,268	$3,687,135
Accrued refund of subscription fees	364,445	-
Accrued professional service fees	718,863	676,758
Withholding individual income tax-option exercise	61,683	61,683
Value added taxes and other taxes payable	242,861	915,601
Accrued raw data cost	364,889	565,747
Accrued welfare benefits	68,717	117,392
Acquisition consideration payable	-	2,221,680
Accrued sales service fees	115,369	213,314
Others	1,425,535	1,237,152
	$5,388,630	$9,696,462